UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

General Municipal Money Market Fund

August 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--104.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.6%
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.11	9/7/13	20,000,000	a	20,000,000

Arizona--2.3%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.06	9/7/13	7,600,000	a	7,600,000
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)	0.14	10/2/13	10,000,000		10,000,000

California--2.1%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.13	9/7/13	4,555,000	a	4,555,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.12	9/7/13	2,700,000	a	2,700,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.12	9/7/13	3,855,000	a	3,855,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.12	9/7/13	4,700,000	a	4,700,000

Colorado--6.8%
Branch Banking and Trust Co.
Municipal Trust (Series 2027)
(City and County of Denver,
Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.10	9/7/13	10,125,000 a,b,c		10,125,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.07	9/7/13	12,500,000	a	12,500,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and

LOC; Deutsche Bank AG)	0.13	9/7/13	2,670,000	a,b,c	2,670,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.09	9/7/13	15,000,000	a,b,c	15,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.06	9/7/13	11,365,000	a	11,365,000

Florida--7.5%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.10	9/7/13	9,000,000	a,b,c	9,000,000
Charlotte County School District,
GO Notes, TAN	1.25	3/31/14	11,000,000		11,065,670
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.17	9/16/13	10,000,000		10,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.08	9/7/13	9,970,000	a	9,970,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.19	9/10/13	14,830,000		14,830,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.19	10/18/13	2,500,000		2,500,000

Georgia--2.0%
Monroe County Development
Authority, PCR (Oglethorpe
Power Corporation Scherer
Project) (LOC; Bank of
Montreal)	0.06	9/7/13	15,000,000	a	15,000,000

Illinois--.3%
City of Elgin, Kane and Cook
Counties, GO Notes, Refunding	1.00	12/15/13	2,205,000		2,209,891

Kansas--.2%
Kansas Turnpike Authority,
Turnpike Revenue, Refunding	5.00	9/1/13	1,650,000		1,650,407

Kentucky--1.2%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	2,500,000		2,501,394
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Subordinated Revenue, BAN	2.00	12/4/13	5,000,000		5,022,667
Louisville/Jefferson County Metro

Government, GO Notes, Refunding	2.00	4/1/14	1,940,000		1,960,112

Louisiana--4.5%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.20	9/7/13	10,000,000	a	10,000,000
Ascension Parish,
Revenue, CP (BASF SE)	0.28	10/24/13	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.05	9/3/13	4,500,000	a	4,500,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.06	9/3/13	13,800,000	a	13,800,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.17	9/7/13	900,000	a	900,000

Maryland--.4%
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.16	9/7/13	3,360,000	a	3,360,000

Massachusetts--2.8%
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.24	9/7/13	2,700,000	a	2,700,000
Springfield,
GO Notes, BAN	1.00	2/14/14	4,000,000		4,011,121
University of Massachusetts
Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.09	9/7/13	15,000,000	a	15,000,000

Michigan--.8%
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.16	9/7/13	6,175,000	a	6,175,000

Minnesota--3.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.07	9/7/13	7,000,000	a	7,000,000
RBC Municipal Products Inc. Trust
(Series E-19) (Minneapolis,
Health Care System Revenue
(Fairview Health Services))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.06	9/7/13	10,600,000	a,b,c	10,600,000
Southern Minnesota Municipal Power
Agency, Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.13	10/8/13	10,000,000		10,000,000

Missouri--5.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University)
(Liquidity Facility; Bank of
America)	0.08	9/3/13	6,600,000	a	6,600,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Bank of America)	0.06	9/3/13	14,000,000	a	14,000,000
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.08	9/7/13	6,505,000	a	6,505,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke's Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.06	9/7/13	10,000,000	a,b,c	10,000,000
Saint Louis Industrial Development
Authority, MFHR (Minerva Place
Apartments) (LOC; FHLMC)	0.09	9/7/13	1,530,000	a	1,530,000

Nebraska--1.0%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.06	9/7/13	2,900,000	a	2,900,000
Lincoln,
Electric System Revenue, CP
(Liquidity Facility; Bank of
Tokyo-Mitsubishi UFJ)	0.13	11/14/13	5,000,000		5,000,000

Nevada--2.3%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	3,160,000		3,203,152
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal Bank
of Canada)	0.05	9/7/13	8,105,000	a	8,105,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; State
Street Bank and Trust Co.)	0.07	9/7/13	6,000,000	a	6,000,000

New Hampshire--3.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.13	9/7/13	6,695,000	a	6,695,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	0.09	9/3/13	10,045,000	a	10,045,000
New Hampshire Health and Education
Facilities Authority, Revenue

(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.09	9/3/13	7,875,000	a	7,875,000

New York--5.7%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.11	9/7/13	6,095,000	a	6,095,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.11	9/7/13	2,600,000	a	2,600,000
Nassau County Industrial
Development Agency, IDR (The
Jade Corporation Project)
(LOC; M&T Trust)	0.19	9/7/13	3,800,000	a	3,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.11	9/7/13	3,100,000	a	3,100,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.16	9/7/13	6,000,000	a	6,000,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Bank of
America)	0.09	9/7/13	10,000,000	a	10,000,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; M&T Trust)	0.09	9/7/13	7,000,000	a	7,000,000
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union Graduate College
Project) (LOC; M&T Trust)	0.11	9/7/13	5,235,000	a	5,235,000

Ohio--3.2%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	7,000,000		7,003,770
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; JPMorgan
Chase Bank)	0.14	9/7/13	250,000	a	250,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	10,900,000		11,013,578
Union Township,
GO Notes, BAN, Refunding
(Various Purpose)	1.00	9/11/13	6,100,000		6,100,915

Pennsylvania--5.9%
Adams County Industrial
Development Authority, Revenue
(The Brethren Home Community
Project) (LOC; PNC Bank NA)	0.06	9/7/13	2,000,000	a	2,000,000
Berks County Industrial

Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)	0.26	9/7/13	1,050,000	a	1,050,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.06	9/7/13	9,650,000	a	9,650,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	9/7/13	14,835,000	a,b,c	14,835,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.11	9/7/13	5,300,000	a	5,300,000
Jackson Township Industrial
Development Authority, Revenue
(Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	0.26	9/7/13	2,975,000	a	2,975,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC; Wells
Fargo Bank)	0.26	9/7/13	725,000	a	725,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.18	9/7/13	8,600,000	a	8,600,000

Rhode Island--1.6%
Rhode Island Health and
Educational Building
Corporation, Educational
Institution Revenue (Saint
George's School Issue)
(Liquidity Facility, Wells
Fargo Bank)	0.08	9/7/13	12,440,000	a	12,440,000

Tennessee--14.2%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.06	9/7/13	29,175,000	a	29,175,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.06	9/7/13	2,000,000	a	2,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.06	9/7/13	9,510,000	a	9,510,000

Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.12	9/3/13	8,600,000	a	8,600,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.12	9/7/13	6,065,000	a	6,065,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.06	9/7/13	2,000,000	a	2,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	10/3/13	5,000,000		5,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	10/3/13	8,000,000		8,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.12	9/3/13	14,885,000	a	14,885,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.10	9/7/13	18,000,000	a	18,000,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	0.14	11/13/13	5,000,000		5,000,000

Texas--19.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-626) (North Texas
Tollway Authority, First Tier
System Revenue, Refunding)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.07	9/7/13	16,598,000	a,b,c	16,598,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1003) (Texas
Department of Housing and
Community Affairs, MFHR (East
Tex Pines Apartments))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.19	9/7/13	9,850,000	a,b,c	9,850,000
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	9/16/13	5,000,000		5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.18	10/10/13	10,000,000		10,000,000
Fort Worth,

Improvement Revenue, Refunding
(General Purpose)	2.00	3/1/14	3,320,000		3,345,697
Garland,
Electric Utility System
Revenue, CP (LOC; Wells Fargo
Bank)	0.12	10/15/13	5,000,000		5,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.08	9/7/13	10,000,000	a	10,000,000
Harris County,
GO Notes, TAN	2.00	2/28/14	5,000,000		5,045,571
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.04	9/3/13	8,480,000	a	8,480,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	14,700,000		14,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	1,700,000		1,700,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.17	9/9/13	5,000,000		5,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.16	11/7/13	10,000,000		10,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	11/8/13	3,200,000		3,200,000
McKinney Independent School
District, Unlimited Tax School
Building Bonds (LOC; Permanent
School Fund Guarantee Program)	2.00	2/15/14	1,240,000		1,250,040
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.28	10/24/13	5,000,000		5,000,000
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (Liquidity
Facility; Royal Bank of Canada)	0.07	9/7/13	8,500,000	a	8,500,000
Texas,
TRAN	2.00	8/28/14	10,000,000		10,177,100
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and

LOC; FNMA)	0.13	9/7/13	4,715,000	a	4,715,000
University of Texas System Board
of Regents, Financing System
Revenue, Refunding	0.05	9/7/13	15,000,000	a	15,000,000

Utah--1.7%
Davis County,
GO Notes, TRAN	1.00	12/27/13	5,000,000		5,012,807
Utah County,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; U.S. Bank
NA)	0.06	9/7/13	8,350,000	a	8,350,000

Virginia--.3%
Fairfax County,
GO Notes (Public Improvement)	5.00	10/1/13	2,000,000		2,007,747

Wisconsin--2.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	12/5/13	8,000,000		8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	1/9/14	5,000,000		5,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	2/5/14	7,000,000		7,000,000

Wyoming--.7%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (LOC; Royal Bank of
Canada)	0.06	9/7/13	5,000,000	a	5,000,000

Total Investments (cost $799,224,639)			104.5%		799,224,639
Liabilities, Less Cash and Receivables			(4.5%)		(34,456,530)
Net Assets			100.0%		764,768,109

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities amounted to $98,678,000 or 12.9% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	799,224,639
Level 3 - Significant Unobservable Inputs	-
Total	799,224,639

  +  See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)